Note 5 - Estimated Future Amortization Expense Related to Intangible Assets (Details) $ in Millions	Dec. 31, 2015 USD ($)
Intangible Assets Gross Excluding Goodwill [Abstract]
2016	$ 21
2017	19
2018	14
2019	7
2020	5
2021 and thereafter	7
Total	$ 73